Note 8 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Conversions of Convertible Preferred Stock [Table Text Block]
	2015	2014	2013
Conversion of Series A Preferred Stock	-0-	202,857	2,048,570
Conversion of Series B Preferred Stock	-0-	4,428,571	-0-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Expiration Date	Number of Shares	Weighted Average Exercise Price
February 27, 2016	16,666,666	$0.09
December 31, 2016	1,806,159	1.00
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	2,690,666	0.09
February 27, 2020	34,666,665	0.11
Outstanding at December 31, 2015	56,442,157	$0.14
Exercisable at December 31, 2015	39,775,491	$0.16

Schedule of Stock by Class [Table Text Block]
Stock Purchase Warrants	56,442,157
Stock Option Plan	1,722,529
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	31,860,662
Total	90,311,062